As filed with the Securities and Exchange Commission December 29, 1998

                                                                     File Nos.
                                                                       2-11346
                                                                       811-537

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post Effective Amendment No.   79                           (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   25                                          (X)

                         FRANKLIN CUSTODIAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [X]  on January 1, 1999 pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (Date) pursuant to paragraph (a)(1)
   [ ]  75 days after filing pursuant to paragraph (a)(2)
   [ ]  on (Date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment




Title of Securities Being Registered:
Shares of Common Stock of:

FRANKLIN CUSTODIAN FUNDS, INC.
   Growth Series - Class A
   Growth Series - Class B
   Growth Series - Class C
   Utilities Series - Class A
   Utilities Series - Class B
   Utilities Series - Class C
   DynaTech Series - Class A
   DynaTech Series - Class C
   Income Series - Class A
   Income Series - Class B
   Income Series - Class C
   U.S. Government Securities Series - Class A
   U.S. Government Securities Series - Class B
   U.S. Government Securities Series - Class C




The Registrant's statement of additional information dated February 1, 1998, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on January 29, 1998, and the Registrant's Class A & C prospectus dated February 1, 1998, as amended August 3, 1998, as filed with the SEC under Form Type 497 on July 22, 1998, are hereby incorporated by reference. (File Nos. 2-11346 and 811-537.)






o FCF *P1

                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                            Class B - New Share Class
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
                DATED FEBRUARY 1, 1998, AS AMENDED AUGUST 3, 1998


The prospectus is amended as follows:

I. As of January 1, 1999, Growth, Income, U.S. Government Securities and Utilities Series each offers four classes of shares: Class A, Class B, Class C and Advisor Class. DynaTech Series offers two classes of shares:
     Class A and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The second paragraph on the cover of the prospectus is replaced with the following:

     This prospectus describes Class A and C shares of DynaTech Series and Class A, B and C shares of Growth, Income, U.S. Government Securities and Utilities Series of Franklin Custodian Funds, Inc. ("Custodian Funds"). The Growth, Income, U.S. Government Securities and Utilities Series each currently offers another share class with a different sales charge and expense structure, which affects performance.

III. The section "Expense Summary" is replaced with the following:

     This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended September 30, 1997. The fund's actual expenses may vary.

                                                                                          U.S.
                                                                                       GOVERNMENT
                                                 GROWTH       UTILITIES     INCOME     SECURITIES       DYNATECH
                                                 SERIES        SERIES       SERIES       SERIES          SERIES
     ---------------------------------------------------------------------------------------------------------------

     A. SHAREHOLDER TRANSACTION EXPENSES1

     CLASS A 2
     Maximum Sales Charge (as a
     percentage of Offering Price)                5.75%        4.25%        4.25%         4.25%          5.75%

      Paid at time of purchase 3                  5.75%        4.25%        4.25%         4.25%          5.75%

      Paid at redemption 4                        NONE         NONE         NONE          NONE           NONE

     Exchange Fee (per transaction) 5             NONE         NONE         NONE          NONE           NONE

     CLASS B 6

     Maximum Sales Charge (as a
     percentage of Offering Price)                4.00%        4.00%        4.00%         4.00%            --

      Paid at time of purchase 3                  NONE         NONE         NONE          NONE             --

      Paid at redemption 4                        4.00%        4.00%        4.00%         4.00%            --

     Exchange Fee (per transaction) 5             NONE         NONE         NONE          NONE             --

     CLASS C 2

     Maximum Sales Charge (as a
     percentage of Offering Price)                1.99%        1.99%        1.99%         1.99%          1.99%

      Paid at time of purchase 3                  1.00%        1.00%        1.00%         1.00%          1.00%

      Paid at redemption 4                        0.99%        0.99%        0.99%         0.99%          0.99%

     Exchange Fee (per transaction) 5             NONE         NONE         NONE          NONE           NONE


     B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     CLASS A 2

     Management Fees                              0.48%        0.46%        0.46%         0.45%          0.60%

     Rule 12b-1 Fees 7                            0.23%        0.13%        0.15%         0.09%          0.22%

     Other Expenses                               0.18%        0.16%        0.11%         0.10%          0.22%
                                                ----------------------------------------------------------------

     Total Fund Operating Expenses                0.89%        0.75%        0.72%         0.64%          1.04%
                                                ================================================================

     CLASS B 6

     Management Fees                              0.48%        0.46%        0.46%         0.45%            --

     Rule 12b-1 Fees 7                            1.00%        0.65%        0.65%         0.65%            --

     Other Expenses                               0.18%        0.16%        0.11%         0.10%            --

                                                ----------------------------------------------------------------
     Total Fund Operating Expenses                1.66%        1.27%        1.22%         1.20%            --
                                                ================================================================

     CLASS C 2

     Management Fees                              0.48%        0.46%        0.46%         0.45%          0.60%

     Rule 12b-1 Fees 7                            1.00%        0.65%        0.65%         0.65%          1.00%

     Other Expenses                               0.18%        0.16%        0.11%         0.10%          0.22%
                                                ----------------------------------------------------------------

     Total Fund Operating Expenses                1.66%        1.27%        1.22%         1.20%          1.82%
                                                ================================================================

     C. EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                                                                   U.S.
                                                                                GOVERNMENT
                                        GROWTH       UTILITIES      INCOME      SECURITIES      DYNATECH
                                        SERIES        SERIES        SERIES        SERIES         SERIES
     -----------------------------------------------------------------------------------------------------

     CLASS A

     1 Year8 ....................       $  661        $  498        $  495       $  488         $  675
     3 Years ....................       $  843        $  654        $  645       $  621         $  887
     5 Years ....................       $  1,040      $  824        $  809       $  767         $  1,116
     10 Years ...................       $  1,608      $  1,315      $  1,281     $  1,189       $  1,773

     CLASS B

     Assuming you sold your shares
     at the end of the period

     1 Year .....................       $  569        $  529        $  524       $  522         $   ---
     3 Years ....................       $  823        $  703        $  687       $  681         $   ---
     5 Years ....................       $  1,102      $  897        $  870       $  860         $   ---
     10 Years9 ..................       $  1,760      $  1,390      $  1,339     $  1,299       $   ---

     Assuming you stayed in the
     fund

     1 Year .....................       $  169        $  129        $  124       $  122         $   ---
     3 Years ....................       $  523        $  403        $  387       $  381         $   ---
     5 Years ....................       $  902        $  697        $  670       $  660         $   ---
     10 Years9 ..................       $ 1,760       $  1,390      $  1,339     $  1,299       $   ---

     CLASS C

     1 Year10 ...................       $  365        $  326        $  321       $  319         $  381
     3 Years ....................       $  618        $  499        $  483       $  477         $  667
     5 Years ....................       $  993        $  790        $  764       $  753         $  1,075
     10 Years ...................       $ 2,046       $  1,619      $  1,563     $  1,540       $  2,216


     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

     1. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
     2. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
     3. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
     4. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
     5. There is a $5 fee for exchanges by Market Timers. The DynaTech Series does not allow investments by Market Timers.
     6. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     7. For Utilities, Income and U.S. Government Securities Series, these fees may not exceed 0.15% for Class A and 0.65% for Class B and C. For Growth Series, these fees may not exceed 0.25% for Class A and 1.00% for Class B and C. For DynaTech Series, these fees may not exceed 0.25% for Class A and 1.00% for Class C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
     8. Assumes a Contingent Deferred Sales Charge will not apply.
     9. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     10. For the same Class C investment, you would pay projected expenses of $267 (Growth Series), $228 (Utilities Series), $223 (Income Series), $221 (U.S. Government Securities Series) and $283 (DynaTech Series) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

IV.  The following information is added to the section "Financial Highlights":


       GROWTH SERIES                                                          YEAR ENDED
                                                                          SEPTEMBER 30, 1998*
                                                           -----------------------------------------
                                                                      CLASS A              CLASS C
                                                           -----------------------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                              $27.09               $26.70
                                                           -----------------------------------------
       Income from investment operations:
             Net investment income                                        .49                  .29
             Net realized and unrealized gains                           1.71                 1.66
                                                           -----------------------------------------
       Total from investment operations                                  2.20                 1.95
                                                           -----------------------------------------
       Less distributions from:
             Net investment income                                       (.47)                (.30)
             Net realized gains                                          (.24)                (.24)
                                                           -----------------------------------------
       Total distributions                                               (.71)                (.54)
                                                           -----------------------------------------
       Net asset value, end of year                                    $28.58               $28.11
                                                           =========================================

       Total return**                                                    8.22%                7.39%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                               $1,635,780            $189,572
       Ratios to average net assets:
             Expenses                                                     .88%                1.65%
             Net investment income                                       1.78%                1.02%
       Portfolio turnover rate                                            .58%                 .58%



       UTILITIES SERIES                                                       YEAR ENDED
                                                                          SEPTEMBER 30, 1998*
                                                           -----------------------------------------
                                                                      CLASS A              CLASS C
                                                           -----------------------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                              $10.04               $10.02
                                                           -----------------------------------------
       Income from investment operations:
             Net investment income                                        .52                  .46
             Net realized and unrealized gains                           1.58                 1.60
                                                           -----------------------------------------
       Total from investment operations                                  2.10                 2.06
                                                           -----------------------------------------
       Less distributions from:
             Net investment income                                       (.52)                (.47)
             Net realized gains                                          (.26)                (.26)
                                                           -----------------------------------------
       Total distributions                                               (.78)                (.73)
                                                           -----------------------------------------
       Net asset value, end of year                                    $11.36               $11.35
                                                           =========================================

       Total return**                                                   21.71%               21.24%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                               $2,054,546             $40,628
       Ratios to average net assets:
             Expenses                                                     .76%                1.28%
             Net investment income                                       4.73%                4.19%
       Portfolio turnover rate                                          11.77%               11.77%



       INCOME SERIES                                                           YEAR ENDED
                                                                          SEPTEMBER 30, 1998*
                                                           -----------------------------------------
                                                                      CLASS A              CLASS C
                                                           -----------------------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                               $2.49                $2.49
                                                           -----------------------------------------
       Income from investment operations:
             Net investment income                                        .17                  .16
             Net realized and unrealized gains (losses)                  (.11)                (.11)
                                                           -----------------------------------------
       Total from investment operations                                   .06                  .05
                                                           -----------------------------------------
       Less distributions from:
             Net investment income                                       (.18)                (.17)
             Net realized gains                                          (.03)                (.03)
                                                           -----------------------------------------
       Total distributions                                               (.21)                (.20)
                                                           -----------------------------------------
       Net asset value, end of year                                     $2.34                $2.34
                                                           =========================================

       Total return**                                                    2.23%                1.70%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                               $7,704,983           $1,014,634
       Ratios to average net assets:
             Expenses                                                     .72%                1.22%
             Net investment income                                       6.83%                6.35%
       Portfolio turnover rate                                          22.01%               22.01%



       U.S. GOVERNMENT SECURITIES SERIES                                       YEAR ENDED
                                                                          SEPTEMBER 30, 1998*
                                                           -----------------------------------------
                                                                      CLASS A              CLASS C
                                                           -----------------------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                               $6.89                $6.87
                                                           -----------------------------------------
       Income from investment operations:
             Net investment income                                        .46                  .42
             Net realized and unrealized gains                            .10                  .10
                                                           -----------------------------------------
       Total from investment operations                                   .56                  .52
                                                           -----------------------------------------
       Less distributions from net investment income                     (.46)                (.42)
                                                           -----------------------------------------
       Net asset value, end of year                                     $6.99                $6.97
                                                           =========================================

       Total return**                                                    8.41%                7.85%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                               $9,049,829            $271,665
       Ratios to average net assets:
             Expenses                                                     .65%                1.21%
             Net investment income                                       6.67%                6.10%
       Portfolio turnover rate***                                       25.98%               25.98%



       DYNATECH SERIES                                                         YEAR ENDED
                                                                          SEPTEMBER 30, 1998*
                                                           -----------------------------------------
                                                                      CLASS A              CLASS C
                                                           -----------------------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                              $18.48               $18.30
                                                           -----------------------------------------
       Income from investment operations:
             Net investment income                                        .27                  .15
             Net realized and unrealized gains                            .23                  .17
                                                           -----------------------------------------
       Total from investment operations                                   .50                  .32
                                                           -----------------------------------------
       Less distributions from:
             Net investment income                                       (.17)                (.12)
             Net realized gains                                          (.97)                (.97)
                                                           -----------------------------------------
       Total distributions                                              (1.14)               (1.09)
                                                           -----------------------------------------
       Net asset value, end of year                                    $17.84               $17.53
                                                           =========================================

       Total return**                                                    3.06%                2.03%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                                $215,864              $12,358
       Ratios to average net assets:
             Expenses                                                    1.02%                1.79%
             Net investment income                                       1.55%                 .81%
       Portfolio turnover rate                                          10.84%               10.84%

     * This information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report appears in the Annual Report to Shareholders for the fiscal year ended September 30, 1998. ** Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized. ***Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

V. The following paragraphs are added under "What Are the Risks of Investing in the Fund?" (the section "Euro Risk" does not apply to U.S. Government Securities Series):

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the investment manager considers.

     The investment manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The investment manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

     If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

     EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the fund will not be adversely affected, the investment manager and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

VI.  In the section "Who Manages the Fund?",

     (a) the following is added after the "Administrative Services" section:

     YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the investment manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     The investment manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and the investment manager may have no control.

     (b) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

     (c) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

     Under the Class B plan, Growth Series pays Distributors up to 0.75% per year and Income, U.S. Government Securities and Utilities Series each pay Distributors up to 0.50% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     Growth Series may also pay a servicing fee of up to 0.25% per year and Income, U.S. Government Securities and Utilities Series each may pay a servicing fee of up to 0.15% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VII. Under "How Is the Fund Organized?",

(a)  the first paragraph is replaced with the following:

     Each fund is a diversified series of Custodian Funds, an open-end management investment company, commonly called a mutual fund. Custodian Funds was incorporated under the laws of Delaware in 1947, reincorporated under the laws of Maryland in 1979, and is registered with the SEC. The Growth, Income, U.S. Government Securities Series and Utilities Series each offers four classes of shares: Growth Series - Class A, Growth Series - Class B, Growth Series - Class C and Growth Series - Advisor Class; Income Series - Class A, Income Series - Class B, Income Series - Class C and Income Series - Advisor Class; U.S. Government Securities Series - Class A, U.S. Government Securities Series - Class B, U.S. Government Securities Series - Class C and U.S. Government Securities Series - Advisor Class; and Utilities Series - Class A, Utilities Series - Class B, Utilities Series - Class C and Utilities Series - Advisor Class. The DynaTech Series offers two classes of shares: DynaTech Series - Class A and DynaTech Series - Class C. Additional series and classes of shares may be offered in the future.

(b)  and the last paragraph is replaced with the following:

As of December 7, 1998, Trust Company, as trustee for ValuSelect, owned of record and beneficially more than 25% of the outstanding shares of the Advisor Class of Utilities, Income and U.S. Government Securities Series, and Franklin Templeton Moderate Target Fund owned of record and beneficially more than 25% of the outstanding shares of the Advisor Class of U.S. Government Securities Series.

VIII. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

      CHOOSING A SHARE CLASS

      Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


        CLASS A*                   CLASS B*                   CLASS C*
                         (Not applicable to DynaTech
                                   Series)
     -----------------------------------------------------------------------------
    o Front-end sales      o  No front-end sales         o Front-end sales
      charge of 5.75%         charge                       charge of 1%
      or less (Growth
      and DynaTech
      Series) or 4.25%
      or less (Income,
      U.S. Government
      Securities and
      Utilities Series)

    o Contingent            o Contingent Deferred        o Contingent Deferred
      Deferred Sales          Sales Charge of 4% or        Sales Charge of 1% on
      Charge of 1% on         less on shares you           shares you sell within
      purchases of $1         sell within six years        18 months
      million or more
      sold within one
      year

    o Lower annual          o Higher annual              o Higher annual
      expenses than           expenses than Class A        expenses than Class A
      Class B or C due        (same as Class C) due        (same as Class B) due
      to lower Rule           to higher Rule 12b-1         to higher Rule 12b-1
      12b-1 fees              fees. Automatic              fees. No conversion to
                              conversion to Class A        Class A shares, so
                              shares after eight           annual expenses do not
                              years, reducing future       decrease.
                              annual expenses.
    o No maximum            o Maximum purchase           o Maximum purchase
      purchase amount         amount of $249,999. We       amount of $999,999. We
                              invest any investment        invest any investment
                              of $250,000 or more in       of $1 million or more
                              Class A shares, since        in Class A shares,
                              a reduced front-end          since there is no
                              sales charge is              front-end sales charge
                              available and Class          and Class A's annual
                              A's annual expenses          expenses are lower.
                              are lower.

     *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

     PURCHASE PRICE OF FUND SHARES

     For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                       TOTAL SALES CHARGE         AMOUNT PAID TO
                                       AS A PERCENTAGE OF             DEALER
                                   ----------------------------       AS  A
     AMOUNT OF PURCHASE            OFFERING          NET AMOUNT   PERCENTAGE OF
     AT OFFERING PRICE               PRICE            INVESTED    OFFERING PRICE
     ---------------------------------------------------------------------------

     CLASS A - GROWTH AND
     DYNATECH SERIES
     Under $50,000                   5.75%              6.10%         5.00%
     $50,000 but less than
     $100,000                        4.50%              4.71%         3.75%
     $100,000 but less than          3.50%              3.63%         2.80%
     $250,000
     $250,000 but less than          2.50%              2.56%         2.00%
     $500,000
     $500,000 but less than          2.00%              2.04%         1.60%
     $1,000,000
     $1,000,000 or more*             None               None          None

     CLASS A - INCOME, U.S.
     GOVERNMENT SECURITIES AND
     UTILITIES SERIES
     Under $100,000                  4.25%              4.44%         4.00%
     $100,000 but less than          3.50%              3.63%         3.25%
     $250,000
     $250,000 but less than          2.50%              2.56%         2.25%
     $500,000
     $500,000 but less than          2.00%              2.04%         1.85%
     $1,000,000
     $1,000,000 or more*             None               None          None

     CLASS B* (Not applicable        None               None          None
     to DynaTech Series)

     CLASS C - ALL FUNDS
     Under $1,000,000*               1.00%              1.01%         1.00%

     *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

IX. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

     (a) the first paragraph is replaced with the following:

     SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

     (b) the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

          If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

          Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

          This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

     (c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

     12.  Qualified   registered   investment   advisors   who  buy   through  a
          broker-dealer or service agent who has entered into an agreement with Distributors

X. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

XI. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

     OTHER PAYMENTS TO SECURITIES DEALERS

     The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

     1. Class A purchases of $1 million or more - up to 1% of the amount invested (Growth and DynaTech Series) or up to 0.75% of the amount invested (Income, U.S. Government Securities and Utilities Series).

     2. Class B purchases - up to 4% of the amount invested (Growth and DynaTech Series) or up to 3% of the amount invested (Income, U.S. Government Securities and Utilities Series).

     3.   Class C purchases - up to 1% of the purchase price.

     4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers
          - Retirement Plans" above - up to 1% of the amount invested.

     5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

     6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

     A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

     FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XII. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

     If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

     Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XIII.In the  section  "Contingent  Deferred  Sales  Charge,"  found under "May I
     Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

     (a) the following sentence is added to the end of the first paragraph:

     The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

     (b) and the third paragraph is replaced with the following:

     If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIV. The first and second bulleted items in the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", are replaced with the following:

     o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

     o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XV.  In the "By Phone" section of the chart under "How Do I Sell Shares?",

     (a) the first bulleted item is replaced with the following:

     o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

XVI. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

     (a) the following is added after the second paragraph:

     For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                                   THIS % IS DEDUCTED FROM YOUR
         IF YOU SELL YOUR CLASS B SHARES           PROCEEDS AS A CONTINGENT
         WITHIN THIS MANY YEARS AFTER BUYING THEM  DEFERRED SALES CHARGE
         ----------------------------------------------------------------------
         1 Year                                    4
         2 Years                                   4
         3 Years                                   3
         4 Years                                   3
         5 Years                                   2
         6 Years                                   1
         7 Years                                   0

     (b) and the section "Waivers" is replaced with the following:

     WAIVERS. We waive the Contingent Deferred Sales Charge for:

     o    Account fees

     o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

     o Redemptions by the fund when an account falls below the minimum required account size

     o    Redemptions following the death of the shareholder or beneficial owner

     o Redemptions through a systematic withdrawal plan set up before February 1, 1995

     o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

     o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

     o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

     o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

     o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVII.The third  paragraph  under "What  Distributions  Might I Receive  From the
     Fund?" is replaced with the following:

     Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVIII. Distribution option 3 and the paragraph following it in the section "What
     Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

     3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

     Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XIX. Under "Transaction Procedures and Special Requirements",

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions", is deleted.

XX.  In the section "Services to Help You Manage Your Account":

     (a) the second sentence under "Automatic Investment Plan" is replaced with the following:

     Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

     (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

     If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

     (c) the section "Electronic Fund Transfers - Class I Only" is replaced with the following:

     ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

     (d) the third bulleted item under "TeleFACTS(R)" is replaced with the following:

     o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

     (e) and the last sentence and the chart under "TeleFACTS(R)" are replaced with the following:

     The code numbers for Class A, B and C are:

                                     CLASS A     CLASS B     CLASS C
     ------------------------------------------------------------------
     DynaTech Series                   108         ---         208
     Growth Series                     106         306         206
     Income Series                     109         309         209
     U.S. Government Securities        110         310         210
     Series
     Utilities Series                  107         307         207

XXI. In the "Useful Terms and Definitions" section:

     (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - Growth, Income, U.S. Government Securities and Utilities Series each offer four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The DynaTech Series offers two classes of shares, designated "Class A" and "Class C". The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     (b) and the following definitions are revised:

     CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

     CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A of Growth and DynaTech Series, 4.25% for Class A of Income, U.S. Government Securities and Utilities Series and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.






o FCF *SA

                            SHARE CLASS REDESIGNATION
                            Effective January 1, 1999

                           Class A - Formerly Class I
                            Class B - New Share Class
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
                             DATED FEBRUARY 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, Growth, Income, U.S. Government Securities and Utilities Series each offers four classes of shares: Class A, Class B, Class C and Advisor Class. DynaTech Series offers two classes of shares:
     Class A and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The first paragraph on page 2 is replaced with the following:

     This SAI describes Class A and C shares of DynaTech Series and Class A, B and C shares of Growth, Income, U.S. Government Securities and Utilities Series. The Growth, Income, U.S. Government Securities and Utilities Series each currently offers another share class with a different sales charge and expense structure, which affects performance. To receive more information about the Funds' other share class, contact your investment representative or call 1-800/DIAL BEN.

III. The following is added to the "Officers and Directors" section:

As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 4,636 shares of Growth Series - Class A, 10,858 shares of Growth Series - Advisor Class, 111 shares of Utilities Series - Class A, 9,986 shares of Utilities Series - Advisor Class, 50,197 shares of DynaTech Series - Class A, 81,951 shares of Income Series - Class A, 17,949 shares of Income Series - Advisor Class, 51,634 shares of U.S. Government Securities Series - Class A, or less than 1% of the total outstanding Class A shares of each Fund and Advisor Class shares of Growth, Utilities, and Income Series, and 124,499 shares of U.S. Government Securities Series - Advisor Class or 4.50% of U.S. Government Securities Series' Advisor Class shares.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

V.   In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the following paragraphs are added after the section "The Class I
     Plans":

     THE CLASS B PLANS. Under the Class B plan, Growth Series pays Distributors up to 0.75% per year and Income, U.S. Government Securities and Utilities Series each pay Distributors up to 0.50% per year of the class's average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. Growth Series may also pay a servicing fee of up to 0.25% per year and Income, U.S. Government Securities and Utilities Series each may pay a servicing fee of up to 0.15% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI. The following information is added to the applicable sections under "How Does the Fund Measure Performance?" (the Class A performance figures for the Growth and DynaTech Series have been restated to reflect the Funds' current, maximum 5.75% initial sales charge):

     TOTAL RETURN

     The average annual total returns for the indicated periods ended September 30, 1998, were:

                                         1 YEAR           5 YEARS     10 YEARS
     --------------------------------------------------------------------------
     CLASS A

     DynaTech Series                     -2.87%            15.11%       15.28%
     Growth Series                        2.01%            15.79%       13.45%
     Income Series                       -2.10%             7.15%       10.89%
     U.S. Government Securities           3.75%             5.86%        8.03%
     Series
     Utilities Series                    16.49%             7.45%       11.20%

     -------------------------------------------------------------
                                         1 YEAR  SINCE INCEPTION*
     -------------------------------------------------------------
     CLASS C

     DynaTech Series                      0.09%            17.64%
     Growth Series                        5.32%            17.53%
     Income Series                       -0.44%             10.16
     U.S. Government Securities           5.77%             7.75%
     Series
     Utilities Series                    19.05%            15.09%

     *The inception date is 5/1/95 for each Fund except DynaTech and 9/16/96 for DynaTech.

     The cumulative total returns for the indicated periods ended September 30, 1998, were:

                                         1 YEAR           5 YEARS     10 YEARS
     --------------------------------------------------------------------------
     CLASS A

     DynaTech Series                     -2.87%           102.12%      314.59%
     Growth Series                        2.01%           108.16%      253.37%
     Income Series                       -2.10%            41.27%      181.15%
     U.S. Government Securities           3.75%            32.92%      116.58%
     Series
     Utilities Series                    16.49%            43.22%      189.16%

                                         1 YEAR  SINCE INCEPTION*
     -------------------------------------------------------------
     CLASS C

     DynaTech Series                      0.09%            39.23%
     Growth Series                        5.32%            73.63%
     Income Series                       -0.44%            39.19%
     U.S. Government Securities           5.77%            29.05%
     Series
     Utilities Series                    19.05%            61.63%

     *The inception date is 5/1/95 for each Fund except DynaTech and 9/16/96 for DynaTech.

     YIELD

     The yields for the 30-day period ended September 30, 1998, were:


     -------------------------------------------
     CLASS A

     Income Series                        7.31%
     U.S. Government Securities           5.98%
     Series
     Utilities Series                     4.34%

     CLASS C

     Income Series                        7.10%
     U.S. Government Securities           5.64%
     Series
     Utilities Series                     3.98%

     CURRENT DISTRIBUTION RATE

     The current distribution rates for the 30-day period ended September 30, 1998, were:


     -------------------------------------------
     CLASS A

     Income Series                        7.38%
     U.S. Government Securities           6.08%
     Series
     Utilities Series                     4.42%

     CLASS C

     Income Series                        7.08%
     U.S. Government Securities           5.76%
     Series
     Utilities Series                     4.42%

VII. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of December 7, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

             NAME AND ADDRESS           SHARE AMOUNT        PERCENTAGE
------------------------------------------------------------------------

     GROWTH SERIES - ADVISOR CLASS

     FTTC Trust Services FBO              122,585.721         6.03%
     Vivian J. Palmieri
     P.O. Box 7519
     San Mateo, CA 94403-7519

     FTTC Trust Services FBO              175,541.806          8.64%
     FBO Rupert Johnson IRA
     P.O. Box 7519
     San Mateo, CA 94403-7519

     FTTC TTEE for ValuSelect             218,578.728         10.76%
     Franklin Templeton 401K
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FTTC TTEE for ValuSelect             179,227.249          8.82%
     Franklin Resources PSP
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FT Fund Allocator                    211,042.852         10.38%
       Conservative Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo, CA 94404-2470

     FT Fund Allocator                    401,843.289         19.77%
       Moderate Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo, CA 94404-2470

     FT Fund Allocator                    459,996.056         22.63%
       Growth Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo, CA 94404-2470

     UTILITIES SERIES - ADVISOR CLASS

     FIRST MAR & CO 2                     144,115.414         11.66%
     101 W. Washington St.
     P.O. Box 580
     Marquette, MI 49855

     The Washington Trust Company         132,668.980         10.73%
     Attn. Trust Dept.
     23 Broad St.
     Westerly, RI 02891

     FTTC TTEE for ValuSelect             413,265.371         33.44%
     Franklin Resources PSP
     Attn Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FT Fund Allocator                    151,231.272         12.24%
       Moderate Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo CA, 94404-2470

     FT Fund Allocator                    214,320.948         17.34%
       Growth Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo CA, 94404-2470

     INCOME SERIES - ADVISOR CLASS

     FTTC TTEE for ValuSelect            2,068,787.793        21.55%
     Franklin Templeton 401K
     Attn Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FTTC TTEE for ValuSelect            2,544,072.391        26.50%
     Franklin Resources PSP
     Attn Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     U.S. GOVERNMENT SECURITIES
     SERIES - ADVISOR CLASS

     FT Fund Allocator                    256,043.898         9.25%
       Conservative Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo CA, 94404-2470

     FT Fund Allocator                    694,247.527         25.07%
       Moderate Target Fund
     C/O Fund Accounting Department
     Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo CA, 94404-2470

     FTTC TTEE for ValuSelect             272,434.960          9.84%
     Franklin Templeton 401K
     Attn Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FTTC TTEE for ValuSelect             766,352.471         27.67%
     Franklin Resources PSP
     Attn Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438


VIII. The following is added to the section "Financial Statements":

     The audited financial statements contained in the Annual Report to Shareholders of Custodian Funds, for the fiscal year ended September 30, 1998, including the auditor's report, are incorporated herein by reference.

IX. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - Growth, Income, U.S. Government Securities and Utilities Series each offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The DynaTech Series offers two classes of shares, designated "Class A" and "Class C". The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A of Growth and DynaTech Series, 4.25% for Class A of Income, U.S. Government Securities and Utilities Series and 1% each Fund's for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


                Please keep this supplement for future reference.






                         FRANKLIN CUSTODIAN FUNDS, INC.
                                FILE NOS. 2-11346
                                    & 811-537

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 24     FINANCIAL STATEMENTS AND EXHIBITS

      a)    Financial Statements

            (1) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1997 as filed with the SEC electronically on Form Type N-30D on December 10, 1997

            (i)      Financial Highlights

            (ii)     Statement of Investments, September 30, 1997

            (iii)    Statements of Assets and Liabilities - September 30, 1997

            (iv)     Statements of Operations - for the year ended September
                     30, 1997

            (v) Statements of Changes in Net Assets - for the years ended September 30, 1997 and 1996

            (vi)     Notes to Financial Statements

            (vii)    Report of Independent Accountants

            (2) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1998 as filed with the SEC electronically on Form Type N-30D on November 19, 1998

            (i)      Financial Highlights

            (ii)     Statement of Investments, September 30, 1998

            (iii)    Statements of Assets and Liabilities - September 30, 1998

            (iv)     Statements of Operations - for the year ended September
                     30, 1998

            (v) Statements of Changes in Net Assets - for the years ended September 30, 1998 and 1997

            (vi)     Notes to Financial Statements

            (vii)    Independent Auditors' Report

      b)    Exhibits:

            The following exhibits are incorporated herein by reference, except exhibit 9(ii), 11(i), 15(ix), 15(x), 17(i), 17(ii), 18(i),
            18(ii), 18(iv), 18(v) which are attached herewith.

      (1)   Copies of the charter as now in effect;

            (i)      Articles of Incorporation dated October 9, 1979
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (ii)     Agreement and Articles of Merger dated November 7, 1979
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iii) Certificate of Amendment to Articles of Incorporation dated October 4, 1985
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iv)     Articles of Amendment dated October 14, 1985
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (v) Certificate of Amendment to Articles of Incorporation dated February 24, 1989
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (vi) Certificate of Amendment to Articles of Incorporation dated March 21, 1995
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (vii)    Articles Supplementary to the Charter dated June 29, 1995
                     Filing: Post-Effective Amendment No. 72 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 30, 1995

            (viii)   Articles Supplementary to the Charter dated July 19, 1996
                     Filing: Post-Effective Amendment No. 75 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: December 31, 1996

            (ix) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

            (x)      Articles Supplementary to the Charter dated  November 4,
                     1996
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

            (xi)     Articles Supplementary to the Charter dated January 22,
                     1997
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

      (2) Copies of the existing By-Laws or instruments corresponding thereto;

            (i)      By-Laws
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between the Registrant on behalf of the DynaTech Series and Franklin Advisers, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (ii) Management Agreement between the Registrant on behalf of the Income Series and FranklinAdvisers, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iii) Management Agreement between the Registrant on behalf of the U.S. Government Securities Series and Franklin Advisers, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iv) Management Agreement between the Registrant on behalf of the Utilities Series and Franklin Advisers, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (v) Management Agreement between Registrant on behalf of the Growth Series and Franklin Investment Advisory Services, Inc. dated July 1, 1997
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

      (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
                     Filing: Post-Effective Amendment No. 72 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 30, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 27, 1998

      (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: August 19, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: August 19, 1996

            (iii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

            (iv) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 27, 1998

            (v) Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of July 30, 1998, effective as of February 27, 1998
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 27, 1998

      (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 27, 1998

            (ii) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated July 1, 1997 between Franklin Investment Advisory Services, Inc. and Franklin Templeton Services, Inc.

      (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)      Opinion and Consent of Counsel dated November 6, 1998
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 27, 1998

      (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

            (i)      Consent of Independent Auditors

      (12)  All financial statements omitted from Item 23;

            Not Applicable

      (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)      Letter of Understanding dated April 12, 1995
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (ii) Subscription Agreement for DynaTech Series - Class II dated September 13, 1996
                     Filing: Post-Effective Amendment No. 75 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: December 31, 1996

      (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                     Filing: Post-Effective Amendment No. 71 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: April 27, 1995

            (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series, Income Series and U.S. Government Securities Series - Class II and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                     Filing: Post-Effective Amendment No. 72 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 30, 1995

            (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series - Class II and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                     Filing: Post-Effective Amendment No. 72 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: November 30, 1995

            (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Series - Class II and Franklin/TempletonDistributors, Inc. dated September 16, 1996
                     Filing: Post-Effective Amendment No. 75 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: December 31, 1996

            (ix) Form of Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Series - Class B, and Franklin/Templeton Distributors, Inc.

            (x) Form of Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Utilities Series, Income Series and U.S. Government Securities Series - Class B, and Franklin/Templeton Distributors, Inc.

      (16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited)

            Not Applicable

      (17)  Power of Attorney

            (i)      Power of Attorney dated February 26, 1998

            (ii)     Certificate of Secretary dated March 5, 1998

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            (i)      Form of Multiple Class Plan for Growth Series

            (ii)     Form of Multiple Class Plan for Utilities Series

            (iii) Multiple Class Plan for DynaTech Series Class II dated June 18, 1996
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 2-11346
                     Filing Date: January 29, 1998

            (iv)     Form of Multiple Class Plan for Income Series

            (v)      Form of Multiple Class Plan for U.S. Government
                     Securities Series

      (27)  Financial Data Schedule

            Not Applicable

ITEM 25     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26     NUMBER OF HOLDERS OF SECURITIES

            Not Applicable

ITEM 27     INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The officers and directors of the Registrant's managers also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Forms ADV of the Funds' investment advisors Franklin Advisers, Inc.(SEC File 801-26292), Franklin Investment Advisory Services, Inc. (SEC File 801-52152)incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29     PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30     LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, California 94404-1585.

ITEM 31     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32     UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of December, 1998

                                         FRANKLIN CUSTODIAN FUNDS, INC.
                                         (Registrant)

                                         By:    CHARLES B. JOHNSON*
                                                Charles B. Johnson
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*                     Principal Executive
Charles B. Johnson                      Officer and Director
                                        Dated: December 29, 1998

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: December 29, 1998

DIOMEDES LOO-TAM*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated: December 29, 1998

HARRIS J. ASHTON*                       Director
Harris J. Ashton                        Dated: December 29, 1998

S. JOSEPH FORTUNATO*                    Director
S. Joseph Fortunato                     Dated: December 29, 1998

EDITH E. HOLIDAY*                       Director
Edith E. Holiday                        Dated: December 29, 1998

RUPERT H. JOHNSON, JR.*                 Director
Rupert H. Johnson, Jr.                  Dated: December 29, 1998

GORDON S. MACKLIN*                      Director
Gordon S. Macklin                       Dated: December 29, 1998


*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)




                         FRANKLIN CUSTODIAN FUNDS, INC.
                             REGISTRATION STATEMENT

                                 EXHIBITS INDEX

EXHIBIT NO.           DESCRIPTION                                   LOCATION

EX-99.B1(i)           Articles of Incorporation                       *
                      dated October 9, 1979

EX-99.B1(ii)          Agreement and Articles of Merger                *
                      dated November 7, 1979

EX-99.B1(iii)         Certificate of Amendment to                     *
                      Articles of Incorporation
                      dated October 4, 1985

EX-99.B1(iv)          Articles of Amendment dated                     *
                      October 14, 1985

EX-99.B1(v)           Certificate of Amendment to                     *
                      Articles of Incorporation dated
                      February 24, 1989

EX-99.B1(vi)          Certificate of Amendment to                     *
                      Articles of Incorporation dated
                      March 21, 1995

EX-99.B1(vii)         Articles Supplementary to the                   *
                      Charter dated June 29, 1995

EX-99.B1(viii)        Articles Supplementary to the                   *
                      Charter dated July 19, 1996

EX-99.B1(ix)          Certificate of Correction to the                *
                      Articles Supplementary to the
                      Charter dated August 22, 1996

EX-99.B1(x)           Articles Supplementary to the                   *
                      Charter dated November 4, 1996

EX-99.B1(xi)          Articles Supplementary to the                   *
                      Charter dated January 22, 1997

EX-99.B2(i)           By-Laws                                         *

EX-99.B5(i)           Management Agreement between                    *
                      the Registrant on behalf of the
                      DynaTech Series and Franklin
                      Advisers, Inc. dated May 1, 1994

EX-99.B5(ii)          Management Agreement between                    *
                      the Registrant on behalf of the
                      Income Series and Franklin
                      Advisers, Inc. dated May 1, 1994

EX-99.B5(iii)         Management Agreement between                    *
                      the Registrant on behalf of the
                      U.S. Government Securities
                      Series and Franklin Advisers,
                      Inc. dated May 1, 1994

EX-99.B5(iv)          Management Agreement between                    *
                      the Registrant on behalf of the
                      Utilities Series and Franklin
                      Advisers, Inc. dated May 1, 1994

EX-99.B5(v)           Management Agreement between                    *
                      the Registrant on behalf of the
                      Growth Series and Franklin
                      Investment Advisory Services,
                      Inc. dated July 1, 1997

EX-99.B6(i)           Amended and Restated                            *
                      Distribution Agreement between
                      Registrant and Franklin/Templeton
                      Distributors,
                      Inc., dated March 29, 1995

EX-99.B6(ii)          Forms of Dealer Agreements                      *
                      between Franklin/Templeton
                      Distributors, Inc. and
                      Securities Dealers

EX-99.B8(i)           Master Custody Agreement between                *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(ii)          Terminal Link Agreement between                 *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(iii)         Amendment dated May 7, 1997 to                  *
                      the Master Custody Agreement
                      dated February 16, 1996 between
                      the Registrant and Bank of New
                      York

EX-99.B8(iv)          Amendment dated February 27, 1998 to            *
                      Exhibit A of the Master
                      Custody Agreement between the
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(v)           Foreign Custody Manager Agreement               *
                      between the Registrant
                      and Bank of New York made as
                      of July 30, 1998, effective as
                      of February 27, 1998

EX-99.B9(i)           Subcontract for Fund Administrative             *
                      Services dated October 1, 1996 and
                      Amendment thereto dated April 30,
                      1998 between Franklin Advisers, Inc.
                      and Franklin Templeton Services, Inc.

EX-99.B9(ii)          Subcontract for Fund Administrative             Attached
                      Services dated October 1, 1996 and
                      Amendment thereto dated July 1, 1997
                      between Franklin Investment Advisory
                      Services, Inc. and Franklin Templeton
                      Services, Inc.

EX-99.B10(i)          Opinion and Consent of Counsel                  *
                      dated November 6, 1998

EX-99.B11(i)          Consent of Independent Auditors                 Attached

EX-99.B13(i)          Letter of Understanding dated                   *
                      April 12, 1995

EX-99.B13(ii)         Subscription Agreement for                      *
                      DynaTech Series - Class II dated
                      September 13, 1996

EX-99.B15(i)          Distribution Plan pursuant to                   *
                      Rule 12b-1 between the
                      Registrant on behalf of the
                      DynaTech Series and
                      Franklin/Templeton Distributors,
                      Inc. dated May 1, 1994

EX-99.B15(ii)         Distribution Plan pursuant to                   *
                      Rule 12b-1 between the
                      Registrant on behalf of the
                      Growth Series and
                      Franklin/Templeton Distributors,
                      Inc. dated May 1, 1994

EX-99.B15(iii)        Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      Income Series and
                      Franklin/Templeton Distributors,
                      Inc. dated May 1, 1994

EX-99.B15(iv)         Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      U.S. Government Securities
                      Series and Franklin/Templeton
                      Distributors, Inc. dated
                      May 1, 1994

EX-99.B15(v)          Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      Utilities Series and
                      Franklin/Templeton Distributors,
                      Inc. dated May 1, 1994

EX-99.B15(vi)         Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      Utilities Series, Income
                      Series and U.S. Government
                      Securities Series - Class II
                      and Franklin/Templeton
                      Distributors, Inc. dated
                      March 30, 1995

EX-99.B15(vii)        Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      Growth Series - Class II and
                      Franklin/Templeton Distributors,
                      Inc. dated March 30, 1995

EX-99.B15(viii)       Distribution Plan pursuant to                   *
                      Rule 12b-1 between the Registrant on
                      behalf of the
                      DynaTech Series - Class II and
                      Franklin/Templeton Distributors,
                      Inc. dated September 16, 1996

EX-99.B15(ix)         Form of Distribution Plan pursuant to           Attached
                      Rule 12b-1 between Registrant, on behalf of Growth Series - Class B, and
                      Franklin/Templeton Distributors, Inc.

EX-99.B15(x)          Form of Distribution Plan pursuant to           Attached
                      Rule 12b-1 between Registrant, on behalf of Utilities Series, Income Series and
                      U.S. Government Securities Series -
                      Class B, and Franklin/Templeton
                      Distributors, Inc.

EX-99.B17(i)          Power of Attorney dated February                Attached
                      26, 1998

EX-99.B17(ii)         Certificate of Secretary dated                  Attached
                      March 5, 1998

EX-99.B18(i)          Form of Multiple Class Plan for Growth          Attached
                      Series

EX-99.B18(ii)         Form of Multiple Class Plan for                 Attached
                      Utilities Series

EX-99.B18(iii)        Multiple Class Plan for DynaTech Series         *
                      Class II dated June 18, 1996

EX-99.B18(iv)         Form of Multiple Class Plan for Income          Attached
                      Series

EX-99.B18(v)          Form of Multiple Class Plan for U.S.            Attached
                      Government Securities Series


* Incorporated By Reference